Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Share-Based Compensation Plans [Abstract]
Share-Based Compensation Plans
03.
Share-Based Compensation Plans

We account for share-based payments according to the accounting guidance on share-based payments. During 2011, 2010 and 2009, we recognized approximately $31.4, $24.1 and $17.5, respectively, in share-based compensation expense related to stock options, deferred stock, and restricted stock, all of which is recorded in Selling and administrative expenses. The total income tax benefit recognized related to share-based compensation during 2011, 2010 and 2009 was $3.0, $3.7 and $3.2, respectively. Consideration received from share-based awards for 2011, 2010 and 2009 was $31.8, $24.9 and $15.1, respectively. The excess income tax benefit recognized related to share-based compensation awards, which is recorded in Capital in excess of par value, for 2011, 2010 and 2009 was approximately $3.1, $3.7 and $1.2, respectively. We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the vesting period of each award.

STOCK OPTIONS

Until May 3, 2011, all share-based compensation was granted under the 2003 Equity Incentive Plan of Manpower Inc. (“2003 Plan”). Following this date, all share-based compensation has been granted under the 2011 Equity Incentive Plan of Manpower Inc. (“2011 Plan”). Options and stock appreciation rights are granted at a price not less than 100% of the fair market value of the common stock at the date of grant. Generally, options are granted with a ratable vesting period of up to four years and expire ten years from date of grant. As of December 31, 2011, no stock appreciation rights had been granted or were outstanding.

A summary of stock option activity is as follows:
			Wtd. Avg.
		Wtd. Avg.	Remaining	Aggregate
		Exercise Price	Contractual Term	Intrinsic Value
	Shares (000)	Per Share	(years)	(in millions)
Outstanding, January 1, 2009	5,027	$50
Granted	1,349	31
Exercised	(339)	33		$5
Expired or cancelled	(179)	53
Outstanding, December 31, 2009	5,858	$46	6.1
Vested or expected to vest, December 31, 2009	5,767	$46	6.1
Exercisable, December 31, 2009	3,330	$47	4.4
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4

Options outstanding and exercisable as of December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
		Weighted-
		Average
		Remaining	Weighted-		Weighted-
		Contractual	Average		Average
Exercise Price	Shares (000)	Life (years)	Exercise Price	Shares (000)	Exercise Price
$26–$34	1,335	6.2	$31	724	$31
$35–$44	807	2.8	44	804	44
$45–$55	1,548	6.4	53	899	53
$56–$93	1,575	6.0	67	1,199	68
	5,265	5.7	$50	3,626	$51

We have recognized expense of $12.1, $14.3 and $12.7 related to stock options for the years ended December 31, 2011, 2010 and 2009, respectively. The total fair value of options vested during the same periods was $14.3, $12.7 and $13.3, respectively. As of December 31, 2011, total unrecognized compensation cost was approximately $17.2, net of estimated forfeitures, which we expect to recognize over a weighted-average period of approximately 1.6 years.

We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2011	2010	2009
Average risk-free interest rate	2.6%	2.6%	1.8%
Expected dividend yield	1.1%	1.4%	2.5%
Expected volatility	41.0%	41.0%	42.0%
Expected term (years)	5.9	5.4	5.5

The average risk-free interest rate is based on the five-year U.S. Treasury security rate in effect as of the grant date. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date. We determined expected volatility using a weighted average of daily historical volatility (weighted 75%) of our stock price over the past five years and implied volatility (weighted 25%) based upon exchange traded options for our common stock. We believe that a blend of historical volatility and implied volatility better reflects future market conditions and better indicates expected volatility than considering purely historical volatility. We determined the expected term of the stock options using historical data. The weighted-average grant-date fair value per option granted during the year was $25.21, $19.26 and $9.73 in 2011, 2010 and 2009, respectively.

DEFERRED STOCK

Our non-employee directors may elect to receive deferred stock in lieu of part or all of their annual cash retainer otherwise payable to them. The number of shares of deferred stock is determined pursuant to a formula set forth in the terms and conditions adopted under the 2003 Plan and subsequently under the 2011 Plan and the deferred stock is settled in shares of common stock according to these terms and conditions. As of December 31, 2011, 2010 and 2009, there were 23,566, 18,403 and 17,288, respectively, shares of deferred stock awarded under this arrangement, all of which are vested.

Non-employee directors also receive an annual grant of deferred stock (or restricted stock, if they so elect) as additional compensation for board service. The award vests in one year in equal quarterly installments and the vested portion of the deferred stock is settled in shares of common stock either upon a director’s termination of service or three years after the date of grant (which may in most cases be extended at the directors’ election) in accordance with the terms and conditions under the 2003 Plan and the 2011 Plan. As of December 31, 2011, 2010 and 2009, there were 8,732, 4,448 and 13,378, respectively, shares of deferred stock and 9,978, 13,341 and 14,710, respectively, shares of restricted stock granted under this arrangement, all of which are vested. We recognized expense of $0.8, $0.3 and $0.7 related to deferred stock in 2011, 2010 and 2009, respectively.

RESTRICTED STOCK

We grant restricted stock and restricted stock unit awards to certain employees and to non-employee directors who may elect to receive restricted stock rather than deferred stock as described above. Restrictions lapse over periods ranging up to six years, and in some cases upon retirement. We value restricted stock awards at the closing market value of our common stock on the date of grant.

A summary of restricted stock activity is as follows:
			Wtd. Avg.
			Remaining	Aggregate
		Wtd. Avg.	Contractual	Intrinsic Value
	Shares (000)	Price Per Share	Term (years)	(in millions)
Unvested, January 1, 2009	192	$55	2.7
Granted	197	31
Vested	(15)	34
Forfeited	(5)	45
Unvested, December 31, 2009	369	$43	1.6
Granted	21	$56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8	$15

During 2011, 2010 and 2009, we recognized $7.0, $4.4 and $5.5, respectively, of expense related to restricted stock awards. As of December 31, 2011, there was approximately $13.4 of total unrecognized compensation cost related to unvested restricted stock, which we expect to recognize over a weighted-average period of approximately 2.6 years.

PERFORMANCE SHARE UNITS

Our 2003 Plan and our 2011 Plan allow us to grant performance share units. We grant performance share units with a performance period ranging from one to three years. Vesting of units occurs at the end of the performance period, or in some cases after a subsequent holding period, and upon retirement, except in the case of death, disability or termination of employment. The units are settled in shares of our common stock. A payout multiple is applied to the units awarded based on the performance criteria determined by the Executive Compensation and Human Resources Committee of the Board of Directors at the time of grant.

In February 2007, 2008, 2010 and 2011, we granted performance share units with a performance criteria based on Operating profit margin over the performance period of 2007–2009, 2008–2010, 2010–2011 and 2011, respectively. The 2011 performance share units vest at the end of 2012 and 2013, following a holding period. We did not grant any performance share units in 2009.

In the event the performance criteria exceeds the target performance level, an additional number of shares, up to the Outstanding Award level, may be granted. In the event the performance criteria falls below the target performance level, a reduced number of shares, as low as the Threshold Award level, may be granted. If the performance criteria falls below the threshold performance level, no shares will be granted.

The Threshold, Target and Outstanding Award levels for each outstanding grant, adjusted for forfeitures, are as follows:

	2007–2009	(a)	2008–2010	(b)	2010–2011	2011
Threshold Award	28,250		34,500		54,871	66,489
Target Award	113,000		138,000		109,742	132,978
Outstanding Award	197,750		241,500		219,484	265,956

(a)	118,000 performance share units were granted in 2007 at the Target Award level for the 2007–2009 performance period, of which 5,000 units were forfeited.
(b)	140,000 performance share units were granted in 2008 at the Target Award level for the 2008–2010 performance period, of which 2,000 units were forfeited.

We recognize and adjust compensation expense based on the likelihood of the performance criteria specified in the award being achieved. The compensation expense is recognized over the performance and holding periods and is recorded in Selling and administrative expenses. The Average operating profit margin for the 2007–2009 and 2008–2010 performance periods did not meet the threshold performance level, and therefore, no shares were granted. The Operating profit margin for the 2010–2011 performance period was between the target and outstanding performance levels, and therefore, shares will be granted based on 183% of the target performance level. The Operating profit margin for the 2011 performance period was also between the target and outstanding performance levels and therefore, shares will be granted based on 158% of the target performance level if the holding period is met. We have recognized total compensation expense of $11.3 and $5.3 in 2011 and 2010, respectively, and a total compensation benefit of $1.5 for 2009 related to the performance share units.

OTHER STOCK PLANS

Under the 1990 Employee Stock Purchase Plan, designated employees meeting certain service requirements may purchase shares of our common stock through payroll deductions. These shares may be purchased at their fair market value on a monthly basis. The current plan is non-compensatory according to the accounting guidance on share-based payments.

We also maintain the Savings Related Share Option Scheme for United Kingdom employees with at least one year of service. The employees are offered the opportunity to obtain an option for a specified number of shares of common stock at not less than 85% of its market value on the day prior to the offer to participate in the plan. Options vest after either three, five or seven years, but may lapse earlier. Funds used to purchase the shares are accumulated through specified payroll deductions over a 60-month period. We recognized $0.2 and $0.1 of expense for shares purchased under the plan in 2011 and 2009, respectively, and a benefit of $0.2 in 2010 due to forfeitures.